Relationships with Affiliated Companies	12 Months Ended
Dec. 31, 2012
Relationships with Affiliated Companies
NOTE 4	Relationships with Affiliated Companies

The Company provides electronic payment processing and other services to the Company’s equity investments, TSYS de México and CUP Data.

The foregoing related party services are performed under contracts that are similar to its contracts with unrelated third party customers. The Company believes the terms and conditions of transactions between the Company and these related parties are comparable to those which could have been obtained in transactions with unaffiliated parties.

Through its related party transactions, TSYS generates accounts receivable and liability accounts with TSYS de México and CUP Data. The Company had an accounts receivable balance of $7,500 and $9,700 associated with related parties at December 31, 2012 and 2011, respectively. The Company had an accounts payable balance of $77,000 and $32,400 with related parties at December 31, 2012 and 2011, respectively.

The table below details revenues derived from affiliated companies for the years ended December 31, 2012, 2011 and 2010:

(in thousands)	2012	2011	2010
Total revenues:
CUP Data	$172	136	130
TSYS de México	72	62	51

Total revenues	$244	198	181

The Company and TSYS de México are parties to an agreement where TSYS de México provides processing support to the Company. Processing support fees paid to TSYS de México were $186,000, $168,000 and $149,000 for the years ended December 31, 2012, 2011 and 2010, respectively.